Cover	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 18, 2022
Entity Registrant Name	Sonida Senior Living, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13445
Entity Tax Identification Number	75-2678809
Entity Address, Address Line One	16301 Quorum Drive
Entity Address, Address Line Two	Suite #160A
Entity Address, State or Province	TX
Entity Address, City or Town	Addison
Entity Address, Postal Zip Code	75001
City Area Code	(972)
Local Phone Number	770-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SNDA
Security Exchange Name	NYSE
Entity Central Index Key	0001043000
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K filed by Sonida Senior Living, Inc. with the Securities and Exchange Commission on April 18, 2022 (the “Form 8-K”), is to add Inline eXtensible Business Reporting Language tagging to the cover page of the Form 8-K and to furnish Exhibit 104 relating to the same. All other information in the Form 8-K and exhibits thereto remains unchanged.